Acquisitions 2013 TLLP Acquisition of the Northwest Products System (Details) $ in Millions			12 Months Ended
	Jun. 19, 2013 USD ($)	Jun. 01, 2013 USD ($) entities	Dec. 31, 2014 terminals
Business Acquisition
Number of assets | entities		6
Purchase Price Consideration		$ 2,420
Northwest Products System
Business Acquisition
Date of acquisition			Jun. 19, 2013
Purchase Price Consideration	$ 355
Northwest Products System | Refined product terminal
Business Acquisition
Number of assets | terminals			3